BASIS OF PRESENTATION (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2020	Dec. 31, 2019
Accounting Policies [Abstract]
Schedule of potentially dilutive securities
Security	2020	2019
Stock Options	159,744,061	106,600,006
Warrants	29,130,069	47,453,227
Total	188,874,130	154,053,233

	2019	2018
Stock Options	109,400,006	106,253,339
Warrants	47,453,227	46,201,477
Total	156,853,233	152,454,816